Debt and Warrant Liabilities - Seed financing notes (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Debt and Warrant Liabilities
Exercise price of warrant	$ 0.01		$ 0.01
Seed financing warrants | Series B units
Debt and Warrant Liabilities
Exercise price of warrant	$ 0.01
Term of warrant	10 years
Percentage of issued and outstanding units on calculation of warrant to acquire	3.00%
Seed financing notes
Debt and Warrant Liabilities
Loan amount	$ 7.9	$ 6.5	$ 3.6
Seed financing notes | Minimum
Debt and Warrant Liabilities
Interest rate	7.80%	7.80%
Default interest rate	15.00%	15.00%
Seed financing notes | Maximum
Debt and Warrant Liabilities
Interest rate	12.00%	12.00%
Default interest rate	18.00%	18.00%